As filed with the Securities and Exchange Commission on November 3, 2020

1933 Act Registration No. 033-00507

1940 Act Registration No. 811-04419

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 163	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 164

(Check appropriate box or boxes.)

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Erin D. Nelson, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 1, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA SERIES TRUST

Explanatory Note

This Post-Effective Amendment No. 163 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 1, 2020, the effectiveness of the Registration Statement, filed in Post-Effective Amendment No. 161 on August 7, 2020 related to Transamerica Barrow Hanley Dividend Focused VP, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of this Registration Statement for Transamerica Series Trust was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
162	October 5, 2020	November 4, 2020

This Post-Effective Amendment No.  163 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 161.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 163 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 3rd day of November, 2020.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 163 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	November 3, 2020
Marijn P. Smit

	/s/ Sandra N. Bane	Trustee	November 3, 2020
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	November 3, 2020
Leo J. Hill*

	/s/ David W. Jennings	Trustee	November 3, 2020
David W. Jennings*

	/s/ Fredric A. Nelson III	Trustee	November 3, 2020
Fredric A. Nelson III*

	/s/ John E. Pelletier	Trustee	November 3, 2020
John E. Pelletier*

	/s/ Patricia L. Sawyer	Trustee	November 3, 2020
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	November 3, 2020
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	November 3, 2020
Alan F. Warrick*

	/s/ Vincent J. Toner Vincent J. Toner	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer	November 3, 2020

*By:	/s/ Erin D. Nelson	Chief Legal Officer and Secretary	November 3, 2020
Erin D. Nelson**

**	Attorney-in-fact pursuant to power of attorney previously filed.